UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09625
                                                    -----------

                     The Kelmoore Strategy(R) Variable Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                      Shawn K. Young, President & Treasurer
                     The Kelmoore Strategy(R) Variable Trust
                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-486-3717
                                                           -------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                   Date of reporting period: December 31, 2003
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.






                                                                   ANNUAL REPORT





                                              KELMOORE STRATEGY(R) VARIABLE FUND


                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

                                                   -----------------------------




                                                               December 31, 2003

December 31, 2003

Kelmoore Strategy(R) Variable Trust


Dear Shareholder,

     I am happy to report that in 2003 we experienced our first bull market since 1999. This is a patiently awaited piece of good news, and I would like to thank you for your continued support of the Variable Funds.

     It was an impressive year across the board as the Dow Jones Industrial Average finished 2003 25% higher than a year ago levels, while the NASDAQ Composite Index (the "NASDAQ") jumped an eye-popping 50% for the same period to close at a level not seen in nearly two years. At the end of 2002, I was hopeful that the positive trend would continue, and indeed the bull market has been intact for nearly fourteen months now.

     The majority of this year's gains came in two legs up. The first leg occurred from mid-March to June. The rally begun just after the Iraq war started and was influenced by investors' confidence in an economic recovery in the second half of the year. The second leg occurred a few months later from early August to mid-October, when the recovery actually began to materialize in corporate earnings reports.

     Because the major equity market indices experienced these two large upswings, the Kelmoore Strategy(R) Variable Funds slightly lagged their equity benchmarks. The covered call strategy that we implement can limit gains in euphoric markets, but I am more than satisfied with our performance, and I hope that you are as well. For the one-year period ended December 31, 2003, the Variable Fund was up 19.56%, while its two benchmarks the CBOE Buy-Write Monthly Index (the "BXM") and the Standard and Poor's Index 100 were up 19.37% and 25.94%, respectively. For the same one-year period, the Variable Eagle Fund was up 33.68%, while its two benchmarks the BXM and the NASDAQ were up 19.37% and 50.64%, respectively. Since their inceptions November 27, 2000, the Variable Fund is down (3.55)% and the Variable Eagle Fund is down (15.87)%. I expect continued good news in the coming year and will continue to manage each of the funds accordingly.

I wish you well in the coming year and I thank you again for your continued support.

Sincerely,


/s/ Matthew Kelmon

Matthew Kelmon
Portfolio Manager

            THE KELMOORE STRATEGY(R) VARIABLE FUND PERFORMANCE REPORT
                          YEAR ENDED DECEMBER 31, 2003

HOW DID THE KELMOORE STRATEGY(R) VARIABLE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?

For the year ended December 31, 2003, the Variable Fund gained 19.56%. The Variable Fund has two benchmarks. The primary equity benchmark is the Standard and Poor's 100 Index (the "S&P 100"), which gained 25.94% for the one-year period ended December 31, 2003. The Variable Fund's second benchmark is the CBOE Buy-Write Monthly Index (the "BXM"), which is a specialized benchmark for writing covered options on equities. The BXM gained 19.37% for the same one-year period ended December 31, 2003.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?

The major equity market indices experienced an increase across the board in 2003. The Variable Fund's holdings participated in this upward move. However, a covered options writing strategy does limit the upside potential for equities in an up market. We see the effect of this limit in the performance figures for the year. The equities alone, as measured by the S&P 100 benchmark, fared well with roughly a 25% increase. The limit on the upside potential for the equities that we have in exchange for the premium earned by writing covered options can be seen in the slightly diminished performance of the BXM benchmark, which gained roughly 20%. The Variable Fund slightly outperformed the BXM, but also gained roughly 20%.

                       ----------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 2003
                                           1 YEAR  19.56%
                       SINCE 11/27/00 (INCEPTION) (3.55)%
                       ----------------------------------


                                 VARIABLE FUND

                        Inception*    12/31/2000    6/30/2001    12/31/2001   6/30/2002   12/31/2002   6/30/2003    12/31/2003
                        ------------------------------------------------------------------------------------------------------
Fund                      10,000        10,030        9,190        8,770         7,880       7,479        8,059       8,941
------------------------------------------------------------------------------------------------------------------------------
Standard & Poors 100      10,000         9,852        9,121        8,495         7,180       6,582        7,317       8,300
------------------------------------------------------------------------------------------------------------------------------
CBOE Buy-write Monthly    10,000        10,165        9,629        9,054         8,549       8,447        9,050      10,083
------------------------------------------------------------------------------------------------------------------------------


The S&P 100 Index and CBOE Buy-write Monthly Index are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

The chart shows the change in value of a $10,000 investment made directly into the Fund on its inception date, with reinvestment of all distributions. THE FUND'S PERFORMANCE DOES NOT REFLECT THE VARIABLE CONTRACT FEES AND CHARGES.

         THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND PERFORMANCE REPORT
                          YEAR ENDED DECEMBER 31, 2003


HOW DID THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?

For the year ended December 31, 2003, the Variable Eagle Fund gained 33.68%. The Variable Eagle Fund has two benchmarks. The primary equity benchmark is the NASDAQ Composite Index (the "NASDAQ"), which gained 50.64% for the one-year period ended December 31, 2003. The second benchmark for the Variable Eagle Fund is the CBOE Buy-Write Monthly Index (the "BXM"), which is a specialized benchmark for writing covered options on equities. The BXM gained 19.37% for the one-year period ended December 31, 2003.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?

The NASDAQ gained roughly 50% in 2003. This is a huge rebound for this equity group. Such a substantial gain is affected by the tremendous rebound of some equities in the NASDAQ that reached very low points by the end of 2002. The Variable Eagle Fund tends to own large-cap and mid-cap equities in the NASDAQ, but not all of these equities, particularly not some of the smaller-cap and/or most volatile equities. Owning some of the larger companies in this index that did not reach as extreme lows in 2002 as the smaller-cap companies included in this index contributed to a lesser gain overall for the Variable Eagle Fund as compared to its equity benchmark in general. The limit on the upside potential for the equities that we have in exchange for the premium earned by writing covered options can be seen in the slightly diminished performance of the BXM benchmark, which gained roughly 20%. However, the Variable Eagle Fund outperformed the BXM, which gained roughly 20% for the period. The Variable Eagle Fund outperforming the BXM for the period can be attributed to the equity gains of the underlying portfolio, and demonstrates that while writing covered options does limit the potential for equity gains in an up market, the Variable Eagle Fund's portfolio did participate in the market gain, just to a slightly lesser extent.


                       ----------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 2003
                                           1 YEAR  33.68%
                       SINCE 11/27/00 (INCEPTION) (15.87)%
                       ----------------------------------


                                   EAGLE FUND

                        Inception*    12/31/2000    6/30/2001    12/31/2001   6/30/2002   12/31/2002   6/30/2003    12/31/2003
                        ------------------------------------------------------------------------------------------------------
Fund                      10,000        10,030        7,250        6,121         4,671       4,384        5,149        5,860
------------------------------------------------------------------------------------------------------------------------------
NASDAQ Composite          10,000        10,003        8,764        7,922         5,955       5,447        6,635        8,212
------------------------------------------------------------------------------------------------------------------------------
CBOE Buy-write Monthly    10,000        10,165        9,629        9,054         8,549       8,447        9,050       10,083
------------------------------------------------------------------------------------------------------------------------------


The Nasdaq Composite Index and CBOE Buy-write Monthly Index are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

The chart shows the change in value of a $10,000 investment made directly into the Fund on its inception date, with reinvestment of all distributions. THE FUND'S PERFORMANCE DOES NOT REFLECT THE VARIABLE CONTRACT FEES AND CHARGES.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

                       KELMOORE STRATEGY(R) VARIABLE FUND
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
-------------                                                        ----------
COMMON STOCKS - 45.5% ++
            CONSUMER GOODS - 10.2%
   3,100    Amgen Inc.+ ...........................................  $  191,580
      20    The J.M. Smucker Co.  .................................         906
   3,700    Johnson & Johnson  ....................................     191,142
     446    Medco Health Solutions, Inc.+..........................      15,159
   3,700    Merck & Co. Inc........................................     170,940
   3,700    Wal-Mart Stores, Inc.  ................................     196,285
                                                                     ----------
                                                                        766,012
                                                                     ----------

            FINANCIAL SERVICES - 10.3%
   5,300    American Express Co. ..................................     255,619
   3,000    Bank of America Corp...................................     241,290
   2,800    The Goldman Sachs Group, Inc...........................     276,444
      14    Travelers Property Casualty Corp. Class A..............         235
      40    Travelers Property Casualty Corp. Class B..............         679
                                                                     ----------
                                                                        774,267
                                                                     ----------

            MANUFACTURING - 6.6%
   6,900    General Electric Co.  .................................     213,762
  10,700    Tyco International Ltd.  ..............................     283,550
                                                                     ----------
                                                                        497,312
                                                                     ----------

            RESOURCES - 12.5%
   7,000    du Pont (E.I.) de Nemours & Co. .......................     321,230
   5,000    International Paper Co.................................     215,550
   7,300    Schlumberger Ltd.......................................     399,456
                                                                     ----------
                                                                        936,236
                                                                     ----------

            TECHNOLOGY - 5.9%
     247    Agere Systems Inc. Class A+ ...........................         753
   6,084    Agere Systems Inc. Class B+ ...........................      17,644
   2,000    Dell Inc.+.............................................      67,920
   3,000    Intel Corp.............................................      96,600
  20,000    Oracle Corp.+..........................................     264,000
                                                                     ----------
                                                                        446,917
                                                                     ----------

              Total Common Stocks
                           (Cost $3,284,814).......................   3,420,744
                                                                     ----------




                       See Notes to Financial Statements.                      4

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                       KELMOORE STRATEGY(R) VARIABLE FUND
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------


NUMBER OF CONTRACT                                 EXPIRATION  STRIKE    VALUE
SHARES SUBJECT TO CALL                                DATE     PRICE    (NOTE 1)
----------------------                             ----------  ------   --------
CALL OPTIONS WRITTEN - (2.5)%
            CONSUMER GOODS - (0.3)%
   3,100    Amgen Inc.............................  4/17/2004  $ 65.0 $  (5,425)
   3,700    Johnson & Johnson.....................  1/17/2004    50.0    (6,475)
   3,700    Merck & Co. Inc.......................  4/17/2004    47.5    (5,180)
   3,700    Wal-Mart Stores, Inc..................  2/21/2004    55.0    (2,960)
                                                                      ----------
                                                                        (20,040)
                                                                      ----------

            FINANCIAL SERVICES - (0.4)%
   5,300    American Express Co...................  4/17/2004    47.5   (13,515)
   3,000    Bank of America Corp..................  2/21/2004    80.0    (6,450)
   2,800    The Goldman Sachs Group, Inc..........  4/17/2004   100.0   (12,320)
                                                                      ----------
                                                                        (32,285)
                                                                      ----------

            MANUFACTURING - (0.5)%
   6,900    General Electric Co. .................  3/20/2004    30.0   (11,730)
  10,700    Tyco International Ltd. ..............  4/17/2004    25.0   (28,890)
                                                                      ----------
                                                                        (40,620)
                                                                      ----------

            RESOURCES - (0.9)%
   7,000    du Pont (E.I.) de Nemours & Co........  4/17/2004    45.0   (15,925)
   5,000    International Paper Co................  4/17/2004    42.5   (10,250)
   7,300    Schlumberger Ltd......................  2/21/2004    50.0   (38,690)
                                                                      ----------
                                                                        (64,865)
                                                                      ----------

            TECHNOLOGY - (0.4)%
   2,000    Dell Inc..............................  5/22/2004    35.0    (3,600)
   3,000    Intel Corp............................  4/17/2004    32.5    (5,850)
  20,000    Oracle Corp...........................  3/20/2004    12.5   (22,000)
                                                                      ----------
                                                                        (31,450)
                                                                      ----------

            Total Call Options Written
               (Premiums received $107,295)..........................  (189,260)
                                                                      ----------


                       See Notes to Financial Statements.                      5

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                       KELMOORE STRATEGY(R) VARIABLE FUND
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

NUMBER OF CONTRACT                                EXPIRATION  STRIKE    VALUE
SHARES SUBJECT TO PUT                                DATE     PRICE    (NOTE 1)
---------------------                             ----------  ------   --------
PUT OPTIONS WRITTEN - (1.5)%
            CONSUMER GOODS - (0.2)%
   4,000    Altria Group, Inc. ................... 3/20/2004  $ 55.0 $  (11,400)
   3,000    Guidant Corp. ........................ 1/17/2004    55.0       (600)
   3,000    The Home Depot, Inc. ................. 1/17/2004    37.5     (6,000)
   1,000    The Procter & Gamble Co. ............. 1/17/2004    95.0       (150)
                                                                     ----------
                                                                        (18,150)
                                                                     ----------

            FINANCIAL SERVICES - (0.4)%
   3,700    Citigroup Inc. ....................... 2/21/2004    50.0     (9,435)
   5,200    Merrill Lynch & Co., Inc. ............ 1/17/2004    60.0    (10,400)
   3,700    Morgan Stanley ....................... 1/17/2004    60.0    (10,545)
                                                                     ----------
                                                                        (30,380)
                                                                     ----------

            MANUFACTURING - (0.4)%
   5,600    The Boeing Co. ....................... 2/21/2004    42.5    (10,220)
   7,000    Eastman Kodak Co. .................... 1/17/2004    27.5    (13,650)
   3,000    General Electric Co. ................. 1/17/2004    30.0       (750)
   4,200    Pfizer Inc. .......................... 2/21/2004    35.0     (4,200)
   2,700    3M Co. ............................... 1/17/2004    82.5     (1,755)
                                                                     ----------
                                                                        (30,575)
                                                                     ----------

            RESOURCES - (0.0)%#
   6,200    Alcoa Inc. ........................... 1/17/2004    35.0     (1,395)
   3,600    ConocoPhillips ....................... 1/17/2004    60.0       (360)
   4,000    Halliburton Co. ...................... 1/17/2004    25.0     (1,200)
                                                                     ----------
                                                                         (2,955)
                                                                     ----------

            TECHNOLOGY - (0.5)%
   7,300    Agilent Technologies, Inc. ........... 2/21/2004    30.0    (13,322)
   4,100    Analog Devices, Inc. ................. 1/17/2004    45.0     (3,690)
   5,000    Applied Materials, Inc. .............. 1/17/2004    20.0       (750)
  12,500    Cisco Systems, Inc. .................. 1/17/2004    22.5     (1,875)
  11,800    Hewlett-Packard Co. .................. 1/17/2004    22.5     (2,360)
  10,000    Texas Instruments Inc. ............... 1/17/2004    30.0    (12,000)
                                                                     ----------
                                                                        (33,997)
                                                                     ----------

            Total Put Options Written
             (Premiums received $259,011) ..........................   (116,057)

            Total Written Options
             (Premiums received $366,306) ..........................   (305,317)



CASH AND OTHER ASSETS, LESS LIABILITIES - 58.5%.....................  4,393,497
                                                                     ----------
NET ASSETS - 100.0%................................................. $7,508,924
                                                                     ==========

----------------------
+ Non-income producing security.
++ All of the common stocks are pledged as collateral for written call options. # Amount represents less than 0.01% of total net assets.



                       See Notes to Financial Statements.                      6

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                        VALUE
   SHARES                                                              (NOTE 1)
-------------                                                        ----------
COMMON STOCKS - 18.4% ++
            CONSUMER GOODS- 4.5%
   1,000    Amgen Inc. .............................................   $ 61,800
   1,000    Johnson & Johnson ......................................     51,660
     300    KLA-Tencor Corp.+ ......................................     17,601
     400    MedImmune, Inc.+ .......................................     10,160
   1,400    Time Warner Inc.+ ......................................     25,186
                                                                     ----------
                                                                        166,407
                                                                     ----------

            FINANCIAL SERVICES - 3.7%
   1,000    Bank of America Corp. ..................................     80,430
   1,000    Merrill Lynch & Co., Inc. ..............................     58,650
                                                                     ----------
                                                                        139,080
                                                                     ----------

            TECHNOLOGY - 10.2%
     900    Apple Computer, Inc.+ ..................................     19,233
   3,000    Cisco Systems, Inc.+ ...................................     72,870
   2,000    Dell Inc.+ .............................................     67,920
   1,400    Microsoft Corp. ........................................     38,556
   1,000    Novellus Systems, Inc.+ ................................     42,050
   5,100    Oracle Corp.+ ..........................................     67,320
   3,400    Siebel Systems, Inc.+ ..................................     47,158
   3,000    Sun Microsystems, Inc.+ ................................     13,470
     300    VERITAS Software Corp.+ ................................     11,148
                                                                     ----------
                                                                        379,725
                                                                     ----------

            Total Common Stocks
              (Cost $769,423).......................................    685,212
                                                                     ----------

NUMBER OF CONTRACT                                  EXPIRATION STRIKE
SHARES SUBJECT TO CALL                                 DATE    PRICE
----------------------                              ---------- ------
CALL OPTIONS WRITTEN - (0.6)%
            CONSUMER GOODS - (0.1)%
   1,000    Amgen Inc..............................  4/17/2004 $ 65.0  $ (1,750)
   1,000    Johnson & Johnson......................  1/17/2004   50.0    (1,750)
     300    KLA-Tencor Corp........................  2/21/2004   60.0      (750)
     400    MedImmune, Inc.........................  2/21/2004   27.5      (290)
   1,400    Time Warner Inc. ......................  2/21/2004   18.0      (980)
                                                                     ----------
                                                                         (5,520)
                                                                     ----------

            FINANCIAL SERVICES - (0.1)%
   1,000    Bank of America Corp. .................  2/21/2004   80.0    (2,150)
   1,000    Merrill Lynch & Co., Inc...............  2/21/2004   60.0    (1,250)
                                                                     ----------
                                                                         (3,400)
                                                                     ----------

            TECHNOLOGY - (0.4)%
     900    Apple Computer, Inc. ..................  2/21/2004   20.0    (2,025)
   2,000    Dell Inc. .............................  2/21/2004   35.0    (2,000)
   1,000    Microsoft Corp. .......................  1/17/2004   30.0       (50)
   1,000    Novellus Systems, Inc. ................  2/21/2004   45.0    (1,250)
   4,000    Oracle Corp. ..........................  1/17/2004   12.5    (3,000)
   3,400    Siebel Systems, Inc. ..................  1/17/2004   12.5    (5,100)
                                                                     ----------
                                                                        (13,425)
                                                                     ----------

            Total Call Options Written
             (Premiums received $17,617) ............................   (22,345)
                                                                     ----------




                       See Notes to Financial Statements.                      7

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------


NUMBER OF CONTRACT                               EXPIRATION  STRIKE     VALUE
SHARES SUBJECT TO PUT                               DATE     PRICE     (NOTE 1)
---------------------                            ----------  ------    --------
PUT OPTIONS WRITTEN - (3.8)%
            CONSUMER GOODS - (0.4)%
   1,000    Amgen Inc............................ 1/17/2004  $ 70.0  $   (8,300)
   1,100    Genentech, Inc....................... 1/17/2004    85.0        (330)
   2,000    Guidant Corp......................... 1/17/2004    55.0        (400)
   1,200    KLA-Tencor Corp...................... 1/17/2004    60.0      (2,820)
   2,300    MedImmune, Inc....................... 3/20/2004    25.0      (3,853)
   2,000    NVIDIA Corp. ........................ 1/17/2004    20.0        (200)
   1,000    Time Warner Inc. .................... 1/17/2004    17.5        (250)
                                                                     ----------
                                                                        (16,153)
                                                                     ----------

            FINANCIAL SERVICES - (0.4)%
   2,000    American Express Co.................. 1/17/2004    47.5        (850)
     500    Bank of America Corp. ............... 2/21/2004    80.0        (900)
   1,000    The Goldman Sachs Group, Inc......... 2/21/2004   100.0      (4,300)
   1,000    Lehman Brothers Holdings Inc......... 1/17/2004    75.0        (550)
   1,000    Merrill Lynch & Co., Inc............. 1/17/2004    60.0      (2,000)
   1,600    Morgan Stanley....................... 2/21/2004    60.0      (5,920)
   1,000    NASDAQ 100 Shares.................... 1/17/2004    36.0        (550)
                                                                     ----------
                                                                        (15,070)
                                                                     ----------

            TECHNOLOGY - (3.0)%
   3,000    Agilent Technologies, Inc. .......... 1/17/2004    22.5        (375)
   2,000    Analog Devices, Inc. ................ 1/17/2004    45.0      (1,800)
   1,100    Apple Computer, Inc. ................ 1/17/2004    22.5      (1,760)
   4,000    Applied Materials, Inc. ............. 1/17/2004    25.0     (10,800)
   1,000    Broadcom Corp. ...................... 1/17/2004    35.0      (1,850)
   3,000    Cisco Systems, Inc................... 1/17/2004    22.5        (450)
   1,500    eBay Inc............................. 2/21/2004    65.0      (5,400)
   3,000    Hewlett-Packard Co................... 1/17/2004    22.5        (600)
   3,000    Intel Corp........................... 1/17/2004    35.0      (9,600)
   1,000    International Business Machines Corp. 2/21/2004   100.0      (7,800)
   4,000    Linear Technology Corp............... 1/17/2004    45.0     (13,000)
   4,000    Micron Technology, Inc............... 1/17/2004    15.0      (6,400)
   1,600    Microsoft Corp....................... 1/17/2004    27.5        (800)
   3,000    Nextel Communications, Inc........... 2/21/2004    30.0      (8,250)
   1,000    Novellus Systems, Inc. .............. 1/17/2004    42.5      (1,500)
   2,000    Oracle Corp. ........................ 1/17/2004    14.0      (1,800)
   2,000    QUALCOMM Inc ........................ 2/21/2004    55.0      (6,800)
   1,300    SanDisk Corp. ....................... 1/17/2004    75.0     (18,005)
   3,000    Siebel Systems, Inc.................. 2/21/2004    15.0      (4,650)
   2,000    Texas Instruments Inc................ 1/17/2004    30.0      (2,400)
   2,000    VERITAS Software Corp................ 1/17/2004    40.0      (6,400)
                                                                     ----------
                                                                       (110,440)
                                                                     ----------


            Total Put Options Written
              (Premiums received $208,157)..........................   (141,663)
                                                                     ----------

            Total Written Options
              (Premiums received $225,774)..........................   (164,008)
                                                                     ----------


CASH AND OTHER ASSETS, LESS LIABILITIES - 86.0%.....................  3,211,216
                                                                     ----------
NET ASSETS - 100.0%................................................. $3,732,420
                                                                     ==========


+ Non-income producing security.
++ All of the common stocks are pledged as collateral for written call options.


                       See Notes to Financial Statements.                      8

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                 KELMOORE       KELMOORE
                                                                                                STRATEGY(R)   STRATEGY(R)
                                                                                                 VARIABLE       VARIABLE
                                                                                                   FUND        EAGLE FUND
                                                                                                -----------    -----------
ASSETS:
  Investments at market value (Cost $3,284,814 and $769,423, respectively) (Note 1) .........   $ 3,420,744    $   685,212
  Cash and cash equivalents (Note 1) ........................................................       141,756        562,508
  Segregated cash for open put option contracts (Note 1) ....................................     4,289,250      2,681,963
  Receivables:
    Capital stock sold ......................................................................         1,585             --
    Dividends and interest...................................................................         5,114             --
    Due from advisor ........................................................................         2,625          7,956
  Prepaid assets ............................................................................         1,439            398
                                                                                                -----------    -----------
          TOTAL ASSETS ......................................................................     7,862,513      3,938,037
                                                                                                -----------    -----------

LIABILITIES:
  Payables:
    Capital stock redeemed ..................................................................            --          1,888
    Distribution fees .......................................................................         1,572            720
    Other accrued expenses ..................................................................        46,700         39,001
  Option contracts written (Proceeds $366,306 and $225,774, respectively) (Note 1) ..........       305,317        164,008
                                                                                                -----------    -----------
          TOTAL LIABILITIES..................................................................       353,589        205,617
                                                                                                -----------    -----------

NET ASSETS...................................................................................   $ 7,508,924    $ 3,732,420
                                                                                                ===========    ===========

NET ASSETS CONSIST OF:
   Capital stock, unlimited shares authorized, 910,433 and 659,530 shares
    outstanding, respectively................................................................   $ 8,718,686    $ 3,772,936
   Accumulated net realized loss on securities and options ..................................    (1,406,681)       (18,071)
   Net unrealized appreciation/(depreciation) on securities and options .....................       196,919        (22,445)
                                                                                                -----------    -----------
          NET ASSETS ........................................................................   $ 7,508,924    $ 3,732,420
                                                                                                ===========    ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ....................................   $      8.25    $      5.66
                                                                                                ===========    ===========




                       See Notes to Financial Statements.                      9

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                      KELMOORE STRATEGY(R)    KELMOORE STRATEGY(R)
                                                                        VARIABLE FUND         VARIABLE EAGLE FUND
                                                                      --------------------    -------------------
INVESTMENT INCOME:
   Dividends ......................................................      $   82,682                 $   9,824
   Interest (Note 1)...............................................          13,436                     4,447
                                                                         ----------                 ---------
             Total Income..........................................          96,118                    14,271
                                                                         ----------                 ---------

EXPENSES:
   Investment advisory fees (Note 3) ..............................          78,166                    26,681
   Distribution fees (Note 3) .....................................          19,541                     6,670
   Accounting fees ................................................          34,281                    33,361
   Administration fees ............................................          55,000                    12,000
   Custodian fees .................................................          24,901                    24,501
   Insurance fees .................................................           3,307                       789
   Legal fees .....................................................           8,719                     1,310
   Printing fees ..................................................           2,239                       758
   Professional fees ..............................................          41,400                    40,900
   Transfer agent fees ............................................          24,600                    24,300
   Trustees' fees .................................................          10,039                     3,449
                                                                         ----------                 ---------
             Total Expenses .......................................         302,193                   174,719
                                                                         ----------                 ---------
             Fee waivers and expense reimbursements (Note 3) ......        (126,320)                 (114,686)
                                                                         ----------                 ---------
             Net Expenses .........................................         175,873                    60,033
                                                                         ----------                 ---------
Net investment loss................................................         (79,755)                  (45,762)
                                                                         ----------                 ---------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain/(loss) from:
      Security transactions .......................................        (652,775)                  103,865
      Options .....................................................         918,587                   173,015
   Net change in unrealized appreciation/(depreciation) on:
      Security transactions .......................................       1,099,467                   468,372
      Options .....................................................          71,250                     7,511
                                                                         ----------                 ---------
             Net realized and unrealized gain on investments.......       1,436,529                   752,763
                                                                         ----------                 ---------
Net increase in net assets resulting from operations ..............      $1,356,774                 $ 707,001
                                                                         ==========                 =========


                       See Notes to Financial Statements.                     10

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                        KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                           KELMOORE STRATEGY(R) VARIABLE FUND
                                                                                        -----------------------------------------

                                                                                        FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                                                        DECEMBER 31, 2003       DECEMBER 31, 2002
                                                                                        ------------------     ------------------
OPERATIONS:
   Net investment loss .............................................................       $    (79,755)         $     (90,139)
   Net realized gain/(loss) on securities and options ..............................            265,812             (1,029,658)
   Net change in unrealized appreciation/(depreciation) on securities and options ..          1,170,717               (666,142)
                                                                                           ------------           ------------
   Net increase/(decrease) in net assets resulting from operations .................          1,356,774             (1,785,939)
                                                                                           ------------           ------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Realized capital gain............................................................           (312,804)              (377,675)
                                                                                           ------------           ------------
   Total distributions to shareholders..............................................           (312,804)              (377,675)
                                                                                           ------------           ------------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold........................................................          3,092,642              5,512,231
   Reinvestment of distributions....................................................            312,804                377,675
   Cost of shares redeemed..........................................................         (6,956,521)            (4,356,354)
   Increase/(decrease) in net assets derived from capital share transactions (a) ...         (3,551,075)             1,533,552
                                                                                           ------------           ------------

           TOTAL DECREASE IN NET ASSETS ............................................         (2,507,105)              (630,062)
                                                                                           ------------           ------------

NET ASSETS:

   Beginning of period .............................................................         10,016,029             10,646,091
                                                                                           ------------           ------------

   End of period ...................................................................       $  7,508,924           $ 10,016,029
                                                                                           ============           ============

   (a) Transactions in capital stock were:
         Shares sold................................................................            423,685                684,042
         Shares issued through reinvestment of distributions........................             37,915                 51,876
         Shares redeemed............................................................           (942,507)              (558,808)
                                                                                           ------------           ------------
    Increase/(decrease) in shares outstanding ......................................           (480,907)               177,110
                                                                                           ============           ============


                       See Notes to Financial Statements.                     11

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                         KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                                        ----------------------------------------

                                                                                        FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                                                        DECEMBER 31, 2003       DECEMBER 31, 2002
                                                                                        ------------------     ------------------
OPERATIONS:
   Net investment loss ..............................................................    $   (45,762)             $   (27,237)
   Net realized gain/(loss) on securities and options ...............................        276,880                  (78,326)
   Net change in unrealized appreciation/(depreciation) on securities and options ...        475,883                 (432,128)
                                                                                         -----------              -----------
   Net increase/(decrease) in net assets resulting from operations ..................        707,001                 (537,691)
                                                                                         -----------              -----------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Realized capital gain.............................................................         (4,920)                 (65,037)
                                                                                         -----------              -----------
   Total distributions to shareholders...............................................         (4,920)                 (65,037)
                                                                                         -----------              -----------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.........................................................      2,401,565                2,218,412
   Reinvestment of distributions.....................................................          4,920                   65,037
   Cost of shares redeemed...........................................................     (1,339,413)                (792,554)
                                                                                         -----------              -----------
   Increase in net assets derived from capital share transactions (a) ...............      1,067,072                1,490,895


           TOTAL INCREASE IN NET ASSETS .............................................      1,769,153                  888,167
                                                                                         -----------              -----------


NET ASSETS:

   Beginning of period ..............................................................      1,963,267                1,075,100
                                                                                         -----------              -----------

   End of period ....................................................................    $ 3,732,420              $ 1,963,267
                                                                                         ===========              ===========

   (a) Transactions in capital stock were:
         Shares sold.................................................................        457,316                  433,589
         Shares issued through reinvestment of distributions.........................            868                   15,048
         Shares redeemed.............................................................       (262,067)                (160,830)
                                                                                         -----------              -----------
    Increase in shares outstanding ..................................................        196,117                  287,807
                                                                                         ===========              ===========




                       See Notes to Financial Statements.                     12

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                                KELMOORE STRATEGY(R) VARIABLE FUND
                                                                   --------------------------------------------------------------
                                                                   FOR THE YEAR    FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                                                      ENDED            ENDED           ENDED            ENDED
                                                                     DECEMBER        DECEMBER        DECEMBER          DECEMBER
                                                                     31, 2003        31, 2002        31, 2001          31, 2000*
                                                                     --------        --------        --------          ---------
Net asset value, beginning of period .............................   $   7.20        $   8.77        $  10.03          $   10.00
                                                                     --------        --------        --------          ---------

     Income from investment operations:
          Net investment income/(loss)............................      (0.09)          (0.06)          (0.05)(#)           0.03(#)
          Net realized and unrealized gain/(loss) on investments .       1.50           (1.23)          (1.21)                --
                                                                     --------        --------        --------          ---------
            Total from investment operations .....................       1.41           (1.29)          (1.26)              0.03
                                                                     --------        --------        --------          ---------

     Less distributions from:
          Net investment income...................................         --              --              --(3)              --
          Realized capital gain...................................      (0.36)          (0.28)             --                 --
                                                                     --------        --------        --------          ---------
NET ASSET VALUE, END OF PERIOD ...................................   $   8.25        $   7.20        $   8.77          $   10.03
                                                                     ========        ========        ========          =========

TOTAL RETURN .....................................................      19.56%         (14.73)%        (12.56)%             0.30%(2)

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000s) .........................   $  7,509        $ 10,016        $ 10,646          $    304
     Ratio of expenses to average net assets:
            Before fee waivers and expense reimbursements ........       3.87%           3.43%           7.91%           1450.01%(1)
            After fee waivers and expense reimbursements .........       2.25%           2.25%           2.25%              2.25%(1)
     Ratio of net investment income/(loss) to average net assets:
            Before fee waivers and expense reimbursements ........      (2.64)%         (2.03)%         (6.28)%         (1445.34)(1)
            After fee waivers and expense reimbursements .........      (1.02)%         (0.85)%         (0.58)%             2.50%(1)
     Portfolio turnover rate .....................................     348.83%         204.13%         224.54%              0.00%(2)

*   Commenced operations on November 27, 2000.
(1) Annualized.
(2) Not annualized.
(3) Amount represents less than $0.01 per share.
(#) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.











                       See Notes to Financial Statements.                     13

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.


                                                                              KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                   --------------------------------------------------------------
                                                                   FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE PERIOD
                                                                      ENDED            ENDED           ENDED            ENDED
                                                                     DECEMBER        DECEMBER        DECEMBER          DECEMBER
                                                                     31, 2003        31, 2002        31, 2001          31, 2000*
                                                                     --------        --------        --------          ---------
Net asset value, beginning of period .............................   $  4.24         $   6.12        $  10.03          $   10.00
                                                                     -------         --------        --------          ---------

      Income from investment operations:
          Net investment income/(loss)............................     (0.07)           (0.06)          (0.11)(#)           0.03(#)
          Net realized and unrealized gain/(loss) on investments .      1.50            (1.67)          (3.80)                --
                                                                     -------         --------        --------          ---------
            Total from investment operations .....................      1.43            (1.73)          (3.91)              0.03
                                                                     -------         --------        --------          ---------

      Less distributions from:
          Net investment income...................................        --               --              --(3)              --
          Realized capital gain...................................     (0.01)           (0.15)             --                 --
                                                                     -------         --------        --------          ---------
NET ASSET VALUE, END OF PERIOD ...................................   $  5.66         $   4.24        $   6.12          $   10.03
                                                                     =======         ========        ========          =========

TOTAL RETURN .....................................................     33.68%          (28.38)%        (38.97)%             0.30%(2)


RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (in 000s) ........................   $ 3,732         $  1,963        $  1,075          $     148
      Ratio of expenses to average net assets:
            Before fee waivers and expense reimbursements ........      6.54%            8.76%          25.69%           1548.43%(1)
            After fee waivers and expense reimbursements .........      2.25%            2.25%           2.25%              2.25%(1)
      Ratio of net investment income/(loss) to average net assets:
            Before fee waivers and expense reimbursements ........     (6.00)%          (8.15)%        (25.07)%         (1543.74)(1)
            After fee waivers and expense reimbursements .........     (1.71)%          (1.64)%         (1.63)%             2.52%(1)
      Portfolio turnover rate ....................................     97.22%          131.85%         212.49%              0.00%(2)


*   Commenced operations on November 27, 2000.
(1) Annualized.
(2) Not annualized.
(3) Amount represents less than $0.01 per share.
(#) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.




                       See Notes to Financial Statements.                     14

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategy(R) Variable Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on October 4, 1999. The Trust operates as a series company and was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies for variable contracts. The Trust has a fiscal year ending December 31 of each year and currently consists of two investment funds (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Variable Fund ("Strategy Fund") and Kelmoore Strategy(R) Variable Eagle Fund ("Eagle Fund"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies with market capitalization in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer one class of shares. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Advisor under procedures approved by the Board of Trustees. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only but that are not included in the NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked prices.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or U.S. Government securities into a segregated account equal to the put option's exercise value (number of shares x strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds distribute substantially all of their net investment income and short-term and long-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. The Funds' policy is to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no federal income tax provisions will be required.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------


amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the year ended December 31, 2003 were as follows:

                              PURCHASES              SALES
                             -----------          -----------
   Strategy Fund             $15,860,727          $17,333,541
   Eagle Fund                  1,520,406            3,041,463

Transactions in option contracts written for the year ended December 31, 2003 were as follows:

                                              STRATEGY FUND                         EAGLE FUND
                                              -------------                         ----------
                                        CONTRACTS         PREMIUM         CONTRACTS            PREMIUM
                                        ---------       -----------       ---------         ----------
Outstanding at December 31, 2002          3,353         $   320,272             801         $   99,922
Options written during period            15,941           1,848,677           7,080          1,487,227
Options exercised during period          (6,280)          (665,139)          (1,287)          (291,895)
Options expired during period            (4,843)          (485,523)          (1,600)          (229,112)
Options closed during period             (6,193)          (651,981)          (4,138)          (840,368)
Outstanding at December 31, 2003          1,978         $  366,306              856         $  225,774
                                        =========       ===========       =========         ==========

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below. The total operating expenses for the period for each of the Funds will not exceed 2.25%. The fee waiver and reimbursement arrangement will continue at least through April 30, 2004. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

During the year ended December 31, 2003, the Advisor did not recoup any waived or reimbursed expenses therefore the amounts deemed unrecoverable are $120,845 and $119,830 from the Strategy and Eagle Funds, respectively.

At December 31, 2003, the balance of recoupable expenses for each Fund is as follows:

                      2004             2005            2006           Total
--------------------------------------------------------------------------------
Strategy Fund     $ 199,901        $ 124,293        $ 126,320       $ 450,514
Eagle Fund          140,777          107,929          114,686         363,392
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------


The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of an investment in a Fund and may cost more than paying other types of sales charges. Each Plan permits the Funds to pay the Advisor, as the Funds' distributor (the "Distributor") for remittance to an insurance company for costs incurred or paid in connection with the indirect distribution of a Fund's shares, an annual fee not to exceed 0.25% of the average daily net assets of each Fund. For the period ended December 31, 2003, the Strategy Fund paid the Distributor $19,541 and the Eagle Fund paid the Distributor $6,670 for distribution and servicing expenses incurred. The Distributor remitted all of such payments to insurance companies as required by the Plan.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor, a registered broker-dealer ("Kelmoore"), in accordance with procedures adopted by the Trustees. The Funds will not deal with Kelmoore (or any affiliate) in any transaction in which Kelmoore (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. For the year ended December 31, 2003, the Funds have paid $172,445 and $69,778 for the Strategy and Eagle Funds, respectively, in brokerage commissions to Kelmoore. Pershing(R) acts as the clearing broker for the Funds' transactions and is compensated by Kelmoore for these services. Pershing(R) is not affiliated with Kelmoore.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $5,000, payable in quarterly installments, which the Board of Trustees approved at the May 2003 board meeting. In addition, the Trust reimburses expenses incurred by the Trustees in attending Trustee meetings.

NOTE 4 - TAX DISCLOSURE

For Federal income tax purposes, the cost of securities owned at December 31, 2003 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at December 31, 2003 for the funds is as follows:

                           Federal           Net Unrealized           Appreciated           Depreciated
                          Tax Cost           Apprec/(Deprec)          Securities             Securities
                      --------------------------------------------------------------------------------------
Strategy Fund            $3,287,199             $ 133,545               $ 235,461            $ (101,916)
Eagle Fund                  781,140               (95,928)                 26,864              (122,792)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------


Differences between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to tax-deferral of losses on wash sales.

At December 31, 2003, the Strategy Fund had a capital loss carryforward for Federal income tax purposes of $1,404,296 which will expire in 2011.

The tax character of dividends and distributions paid during the years ended December 31, 2002 and 2003 was as follows:

                                      STRATEGY FUND                                  EAGLE FUND
                                      -------------                                  ----------
                                2003                    2002                 2003                  2002
                       ----------------------- ---------------------  --------------------- --------------------
                         Dollars   Per Share    Dollars  Per Share     Dollars  Per Share    Dollars  Per Share
                       ----------------------- ---------------------  --------------------- --------------------
Ordinary income         $312,804    $ 0.3586   $377,675   $ 0.2816    $4,920    $ 0.0080    $65,037   $ 0.1456
Return of capital             --          --         --         --        --          --         --         --
                       ----------------------- ---------------------  --------------------- --------------------
               Total    $312,804    $ 0.3586   $377,675   $ 0.2816    $4,920    $ 0.0080    $65,037   $ 0.1456
                       ======================= =====================  ===================== ====================

As of December 31, 2003, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                                           STRATEGY FUND              EAGLE FUND
                                                       --------------------------------------------
Capital loss carryforward                                 $ (1,404,296)                $      --
Post-October losses                                                 --                    (6,354)
Unrealized appreciation/(depreciation)
Unrealized appreciation on options                             133,545                   (95,928)
                                                                60,989                    61,766
                                                       --------------------------------------------
         Total distributable earnings/(losses)            $ (1,209,762)                $ (40,516)
                                                       ============================================

Post-October losses represent losses realized on investment transactions from November 1, 2003 through December 31, 2003 that, in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.

NOTE 5 - RECLASSIFICATIONS

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2003, the reclassifications were as follows:

                                              Increase/(Decrease)        Increase/(Decrease)
                   Increase/(Decrease)         Undistributed Net             Accumulated
                    Paid-in Capital         Investment Income/(Loss)     Realized Gain/(Loss)
                   ---------------------------------------------------------------------------
Strategy Fund       $    (79,776)                   $79,755                   $      21
Eagle Fund               (38,047)                    45,762                      (7,715)


The above relates to the reclassification of short-term capital gain to ordinary income and net operating losses to paid-in capital.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------


NOTE 6 - INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

[PRICEWATERHOUSECOOPERS LOGO]

                                                    PRICEWATERHOUSECOOPERS LLP
                                                    333 Market Street
                                                    San Francisco CA 94105-2119
                                                    Telephone  (415) 498-5000
                                                    Fascimile  (415) 498-7100


                         REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of Kelmoore Strategy(R)Variable Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund (the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers, LLP


February 12, 2004

TRUSTEES AND EXECUTIVE OFFICERS

Information pertaining to the Trustees and executive officers* of Kelmoore Strategy(R) Variable Trust is set forth below. The statement of additional information (SAI) includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (800) 929-1417.

--------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                                            PORTFOLIOS       OTHER
                                                                              IN FUND    DIRECTORSHIPS/
                                TERM OF OFFICE                                COMPLEX     TRUSTEESHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN       HELD BY
POSITION(S) WITH FUND           TIME SERVED(1)      DURING PAST 5 YEARS      BY TRUSTEE    TRUSTEE(3)
--------------------------------------------------------------------------------------------------------
                                       DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------
Robert Michael Law (42)           Since 1999     Senior Vice                    Two        Director,
   2471 E. Bayshore Road                         President/Team Manager,                  Association
   #501, Palo Alto, CA  94303                    U.S. Bank, from                         for Corporate
Trustee                                          September 2001 to                         Growth, a
                                                 present and Vice                          non-profit
                                                 President, Comerica                        Business
                                                 Bank, from January 1987                  Association,
                                                 to September 2001.                        from July
                                                                                          2000 to June
                                                                                              2002
--------------------------------------------------------------------------------------------------------
Robert T. Lanz (62)               Since 1999     Managing Director, The         Two      Director,
   2471 E. Bayshore Road                         Financial Valuation                     Semotus
   #501, Palo Alto, CA  94303                    Group, a consulting                     Solutions, a
Trustee                                          firm, from December 2000                public
                                                 to present; Partner,                    wireless
                                                 Ramp Partners, LLC, a                   infrastructure
                                                 consulting firm, from                   solutions
                                                 January 2002 to present;                company and
                                                 Partner, BDO Seidman,                   Director, UA
                                                 LLP, an accounting firm,                INC., a
                                                 from October 1998 to                    non-public
                                                 June 2000 and Partner,                  notification
                                                 Meredith, Cardozo, Lanz                 services
                                                 and Chiu, LLP, an                       company
                                                 accounting firm, from
                                                 January 1995 to October
                                                 1998.
--------------------------------------------------------------------------------------------------------
Kathy Bamdad (34)                 Since 2002     Owner, Coffee Factory,         Two           None
   2471 E. Bayshore Road                         from February 1994 to
   #501, Palo Alto, CA  94303                    present and Partner,
Trustee                                          Oregano's Restaurant, from
                                                 April 1995 to 2003.
--------------------------------------------------------------------------------------------------------
                                        INTERESTED TRUSTEES(2)
--------------------------------------------------------------------------------------------------------
Michael Romanchak (52)            Since 1999     President and Director,        Two      President and
   2471 E. Bayshore Road                         Kelmoore Investment                     Director,
   #501, Palo Alto, CA  94303                    Company, Inc. from July                 Kelmoore
Chairman and Trustee                             1995 to present and                     Investment
                                                 First Vice President of                 Company, Inc.
                                                 Comerica Bank from July
                                                 1992 to July 1995.
--------------------------------------------------------------------------------------------------------
Shawn K. Young (39)               Since 2000     Chief Financial Officer,       Two      Trustee and
   2471 E. Bayshore Road                         Kelmoore Investment                     Chair of the
   #501, Palo Alto, CA  94303                    Company, Inc., from                     Finance
Trustee, President and                           December 1999 to                        Committee,
Treasurer                                        present; Senior Manager,                Seven Hills
                                                 Ernst & Young LLP, an                   School
                                                 accounting firm, from
                                                 June 1999 to December
                                                 1999; Partner, Friar,
                                                 Harper & Arendt, CPAs,
                                                 from January 1995 to
                                                 June 1999 and Manager
                                                 from November 1990 to
                                                 December 1994.
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                                            PORTFOLIOS       OTHER
                                                                              IN FUND    DIRECTORSHIPS/
                                TERM OF OFFICE                                COMPLEX     TRUSTEESHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN       HELD BY
POSITION(S) WITH FUND           TIME SERVED(1)      DURING PAST 5 YEARS      BY TRUSTEE    TRUSTEE(3)
--------------------------------------------------------------------------------------------------------
                          EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------
Tamara Beth Wendoll (32)          Since 1999     Senior Executive Vice          N/A           N/A
   2471 E. Bayshore Road                         President and Director
   #501, Palo Alto, CA  94303                    of Marketing, Kelmoore
Secretary                                        Investment Company, Inc,
                                                 from March 1999 to
                                                 present; Vice President
                                                 of Investment Advisory
                                                 Services, Josephthal &
                                                 Co., a NYSE
                                                 broker/dealer, from
                                                 August 1997 to March
                                                 1999 and Vice President
                                                 and Director of Asset
                                                 Management, First Allied
                                                 Securities, a national
                                                 independent broker
                                                 dealer, from August 1994
                                                 to March 1999.
--------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee holds office for life or until any mandatory retirement age adopted by the Trustees or until his/her successor is elected or the Trust terminates. Officers hold office until his/her successor is elected or until his/her earlier resignation.

(2) Mr. Romanchak and Ms. Young are considered "interested persons" of the Trust due to their affiliation with the Adviser.

(3) Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

FOR MORE INFORMATION


THE KELMOORE STRATEGY(R) VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

INVESTMENT ADVISOR AND DISTRIBUTOR
Kelmoore Investment Company, Inc.
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, PA  19406
(877) KELMOORE (535-6667)

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

COUNSEL
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, D.C.  20004-2415

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105










This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, which Trustees are "independent" Trustees: Robert T. Lanz, R. Michael Law. Under applicable securities laws a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as a n audit committee financial expert. The designation or identification of a person as an audit committee expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are, for 2002 $41,600 and for 2003 $41,600.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are, for 2002 $6,000 and for 2003 $6,000. These services are related to the review of tax provisions.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are, for 2002 $9,760 and for 2003 $9,760. These services are related to the preparation and review of tax returns.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for both 2002 and 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Pre-approve both audit and permissible non-audit services provided to the Trust, or its Funds, including the fees therefore; PROVIDED, that if the Audit Committee chooses to delegate the authority to grant pre-approvals to one or more Committee members who are also "independent" (as defined below) trustees, then the Committee shall adopt policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the auditors, consistent with the requirements of Rule 2-01 of Regulation S-X, which shall then be used in making such pre-approvals, FURTHER PROVIDED, that each delegated pre-approval shall be reported to the Audit Committee during its next regularly scheduled meeting; PROVIDED, HOWEVER, permissible non-audit services provided to a Fund need not be pre-approved (1) if the aggregate amount of all such non-audit services provided constitutes not more than 5% of the total revenues paid by the Trust to the independent auditors in the fiscal year in which the non-audit services are provided, (2) the Trust did not recognize that the non-approved services were non-audit services at the time of the engagement, and (3) such non-approved services are promptly brought to the attention of the Committee and approved by the Committee, or one or more designated members of the Committee, prior to the completion of the audit.

              Pre-approve permissible non-audit services provided to the Trust's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides "ongoing" services to the Trust in the fund complex where the nature of the independent auditors' engagement has a direct impact on the operations or financial reporting of the Trust or its Funds (each, a "Control Entity"); PROVIDED, that if the Audit Committee has chosen to delegate the authority to grant pre-approvals to one or more Committee members, then the delegated Committee member or members may use the Committee-adopted policies and procedures pursuant to such Rule 2-01 to pre-approve proposed services, FURTHER PROVIDED, that each delegated pre-approval shall be reported to the Audit Committee during its next regularly scheduled meeting; PROVIDED, HOWEVER, the pre-approval requirement for permissible non-audit services provided by the Trust's independent auditor to the adviser or a Control Entity may be waived (1) if the aggregate amount of all such services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Funds' independent auditors by the Funds, the adviser, and the Control Entities during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-approved services were not recognized as non-audit services at the time of the engagement, and (3) such non-approved services are promptly brought to the attention of, and approved by, the Committee, or one or more designated members of the Committee, prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  100%

                           (c)  100%

                           (d)  100%

     (f) All work performed by the registrant's independent accountants was performed by full-time employees.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $119,764 for 2002 and $136,000 for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. NOT APPLICABLE.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Kelmoore Strategy(R) Variable Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Shawn K. Young
                         -------------------------------------------------------
                           Shawn K. Young, President & Treasurer
                           (principal executive officer)

Date                   February 25, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Shawn K. Young
                         -------------------------------------------------------
                           Shawn K. Young, President & Treasurer
                           (principal executive and principal financial officer)

Date                   February 25, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.